PLANT AND EQUIPMENT (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross book value	$ 22,698,946	$ 20,987,324	$ 3,265,425
Less: Accumulated depreciation	(1,679,693)	(1,041,022)	(597,660)
Net book value	21,019,253	19,946,302	2,667,765
Plant and Machinery [Member]
Property, Plant and Equipment, Gross book value	3,681,644	3,681,644	1,855,068
Structure and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross book value	15,446,062	15,446,062	27,211
Mature Seeds [Member]
Property, Plant and Equipment, Gross book value	2,660,357	1,369,626	503,663
Furniture and Equipment [Member]
Property, Plant and Equipment, Gross book value	633,370	212,479	773,185
Motor Vehicles [Member]
Property, Plant and Equipment, Gross book value	$ 277,513	$ 277,513	$ 106,298